Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue Recognition
Note 12. Revenue Recognition
Disaggregation of
Revenue
The following table provides
disaggregated
detail of the Company’s revenue by major source for the three and nine
months ended
September
 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2021	2020	2021	2020
ASC 606 membership and service revenue	$411,024	$521,643	$1,112,226	$2,004,947
ASC 842 rental and service revenue	216,036	212,275	659,262	515,992

Total membership and service revenue	627,060	733,918	1,771,488	2,520,939
Other revenue	33,971	76,834	80,874	228,430

Total revenue	$661,031	$810,752	$1,852,362	$2,749,369

Contract Balances
The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

	September 30,	December 31,
(Amounts in thousands)	2021	2020
Contract assets (included in accounts receivable and accrued revenue, net)	$21,131	$36,284
Contract assets (included in other current assets)	$10,347	$13,111
Contract assets (included in other assets)	$17,071	$22,300
Deferred revenue	$(48,183)	$(74,645)

Revenue recognized in accordance with ASC 606 during the
nine
months ended
September
 30, 2021, which was included in deferred revenue as of January 1, 2021, was $36.0 million. Revenue recognized during the nine
months ended

September
 30, 2020, which was included in deferred revenue as of January 1, 2020, was $85.8 million.
Assets Recognized from the Costs to Obtain a Contract with a Customer
As of
September
 30, 2021 and December 31, 2020, the Company had $46.4 million and $31.6 million, respectively, of prepaid member referral fees and sales incentive compensation included in other current assets and had 20.1 million and 18.0 million, respectively, of prepaid member referral fees and sales incentive compensation included in other assets on the accompanying condensed consolidated balance sheets. During the three months ended
September
 30, 2021 and 2020, the Company recognized $18.0 million and $21.4 million, respectively, of amortization of capitalized contract costs. During the nine
 months ended
September
 30, 2021 and 2020, the Company recognized $46.2 million and $76.0 million, respectively, of amortization of capitalized contract costs. The amortization of these costs is included as a component of selling, general and administrative expenses in the accompanying condensed consolidated statements of operations.
Remaining Performance Obligations
The aggregate
 amount of the transaction price allocated to the Company’s remaining performance obligations that represent contracted customer revenues that have not yet been recognized as revenue as of September 30, 2021, that will be recognized as revenue in future periods over the life of the customer contracts, in accordance with ASC 606, was approximately
 $
2

billion. Over half of the remaining performance obligation as of September 30, 2021 is scheduled to be recognized as revenue within the next
twelve months, with the remaining to be recognized over the remaining life of the customer contracts, the longest of which extends through

2034
.
Approximate future minimum lease cash flows to be received
over
the next five
years
and thereafter for non-cancelable membership agreements accounted for as leases in accordance
with ASC
842
in effect at September 30, 2021 are as follows:

(Amounts in thousands)	ASC 842 Revenue
2021	$185,521
2022	583,375
2023	365,488
2024	197,849
2025	89,895
2026 and beyond	47,564

Total	$1,469,692

The combination of the remaining performance obligation to be recognized as revenue under ASC 606 plus the remaining future minimum lease cash flows of the Company’s member contracts that qualify as leases is comparable to what the Company has historically referred to as “Committed Revenue Backlog”, which totaled approximately $3 billion and $3 billion as of
September
 30, 2021 and December 31, 2020, respectively. The Company has excluded from these amounts contracts with variable consideration where revenue is recognized using the right to invoice practical expedient.

Note 17. Revenue Recognition
Disaggregation of Revenue
The following table provides disaggregated detail of the Company’s revenue by major source for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
ASC 606 membership and service revenue (1)	$2,418,259	$2,700,540	$1,697,336
ASC 842 rental and service revenue	715,019	358,154	N/M

Total membership and service revenue	3,133,278	3,058,694	1,697,336
Other revenue	282,587	399,899	124,415

Total revenue	$3,415,865	$3,458,593	$1,821,751

N/M - During the year ended December 31, 2018, the revenue recognized from membership contracts accounted for as leases in accordance with ASC 840 were not material and are included with the ASC 606 membership and service revenue above.

(1)	Revenue for the year ended December 31, 2018 was recognized in accordance with ASC 605, Revenue Recognition .
Contract Balances
The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

	December 31,
(Amounts in thousands)	2020	2019
Contract assets (included in accounts receivable and accrued revenue, net)	$36,284	$73,056
Contract assets (included in other current assets)	$13,111	$16,678
Contract assets (included in other assets)	$22,300	$14,861
Deferred revenue	$(74,645)	$(139,820)

Revenue recognized in accordance with ASC 606 during the year ended December 31, 2020, which was included in deferred revenue as of January 1, 2020, was $89.7 million. Revenue recognized during the year ended December 31, 2019, which was included in deferred revenue as of January 1, 2019, was $93.2 million.
Assets Recognized from the Costs to Obtain a Contract with a Customer
As of December 31, 2020 and 2019, the Company had $31.6 million and $57.9 million, respectively, of prepaid member referral fees included in other current assets and had $18.0 million and $30.4 million, respectively, of prepaid member referral fees included in other assets on the accompanying consolidated balance sheets. During the years ended December 31, 2020 and 2019, the Company recognized $94.0 million and $129.7 million, respectively, of amortization of capitalized contract costs. The amortization of these costs is included as a component of selling, general and administrative expenses in the accompanying consolidated statements of operations.

Remaining Performance Obligations
The aggregate amount of the transaction price allocated to the Company’s remaining performance obligations that represent contracted customer revenues that have not yet been recognized as revenue as of December 31, 2020, that will be recognized as revenue in future periods over the life of the customer contracts, in accordance with ASC 606, was approximately $1 billion. Over half of the remaining performance obligation as of December 31, 2020 is scheduled to be recognized as revenue within the next twelve months, with the remaining to be recognized over the remaining life of the customer contracts, the longest of which extends through 2031.
Approximate future minimum lease cash flows to be received over the next five years and thereafter for non-cancelable
membership agreements accounted for as leases in accordance with ASC 842 in effect at December 31, 2020 are as follows:

(Amounts in thousands)	ASC 842 Revenue
2021	$626,292
2022	365,408
2023	210,101
2024	128,612
2025	65,563
2026 and beyond	75,371

Total	$1,471,347

The combination of the remaining performance obligation to be recognized as revenue under ASC 606 plus the remaining future minimum lease cash flows of the Company’s member contracts that qualify as leases is comparable to what the Company has historically referred to as “Committed Revenue Backlog”, which totaled approximately $3 billion and $4 billion as of December 31, 2020 and 2019, respectively. The Company has excluded from these amounts contracts with variable consideration where revenue is recognized using the right to invoice practical expedient.